UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23365

NB Crossroads Private Markets Fund VI LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (212) 476-8800

Date of fiscal year end:    March 31

Date of reporting period:     September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund VI LP

Financial Statements

(Unaudited)

For the six months ended September 30, 2021

NB Crossroads Private Markets Fund VI LP

For the six months ended September 30, 2021

NB Crossroads Private Markets Fund VI LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2021 (Unaudited)

Assets

Investment in the Master Fund, at fair value	$121,869,593
Investment in Money Market Fund	5,820,601
Due from Partners	149,856
Interest receivable	36
Other receivables	22,500

Total Assets	$127,862,586

Liabilities

Distribution and servicing fees payable	$585,210
Capital contributions received in advance	130,600
Due to Affiliate	17,810
Administration service fees payable	10,000
Professional fees payable	8,750
Other payables	1,948

Total Liabilities	$754,318

Commitments and contingencies (See Note 5)

Partners’ Capital - Net Assets	$127,108,268

Partners’ Capital - Net Assets consists of:
Partners’ capital paid-in	$110,088,310
Partners’ distributable earnings (loss)	17,019,958

Partners' Capital - Net Assets	$127,108,268

Units of Partnership Interests outstanding (unlimited units authorized)	131,621.87
Net Asset Value Per Unit	$965.71

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund VI LP

Statement of Operations

For the six months ended September 30, 2021 (Unaudited)

Net Investment Loss Allocated from the Master Fund:

Interest income	$246
Expenses	(883,613)

Total Net Investment Loss Allocated from the Master Fund	(883,367)

Fund Income:

Interest income	258

Total Fund Income	258

Fund Expenses:

Distribution and servicing fees	1,284,404
Professional fees	23,250
Administration service fees	20,308
Other expenses	8,318

Total Fund Expenses	1,336,280

Net Investment Loss	(2,219,389)

Net Realized and Change in Unrealized Gain on Investment in the Master Fund (Note 2)
Net realized gain on investment in the Master Fund	687,061
Net change in unrealized appreciation on investment in the Master Fund	15,255,345

Net Realized and Change in Unrealized Gain on Investment in the Master Fund	15,942,406

Net Increase in Partners’ Capital – Net Assets Resulting from Operations	$13,723,017

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund VI LP

Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2021 (Audited)

Total Partners
Partners' committed capital	$298,352,486

Partners' capital at April 1, 2020	$4,520,028
Capital contributions	72,836,716
Offering costs	(177,635)
Net investment loss	(3,477,036)
Net realized gain on investment in the Company	126,774
Net change in unrealized appreciation on investment in the Company	4,808,750
Partners' capital at March 31, 2021	$78,637,597

For the six months ended September 30, 2021 (Unaudited)

Total Partners
Partners' committed capital	$312,061,486

Partners' capital at April 1, 2021	$78,637,597
Capital contributions	34,757,989
Offering costs	(10,335)
Net investment loss	(2,219,389)
Net realized gain on investment in the Master Fund	687,061
Net change in unrealized appreciation on investment in the Master Fund	15,255,345
Partners' capital at September 30, 2021	$127,108,268

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund VI LP

Statement of Cash Flows

For the six months ended September 30, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$13,723,017
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Master Fund	(37,342,745)
Change in fair value of investment in the Master Fund	(15,058,254)
Reclassification to short term investment	(5,820,601)
Offering costs	(10,335)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	61
(Increase) decrease in other receivable	(22,500)
Increase (decrease) in distribution and servicing fees payable	(55,381)
Increase (decrease) in due to Affiliate	15,218
Increase (decrease) in administration service fees payable	(555)
Increase (decrease) in professional fees payable	(8,750)
Increase (decrease) in offering expense payable	(8,850)
Increase (decrease) in other payables	459

Net cash provided by (used in) operating activities	(44,589,216)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions from Partners	34,787,188

Net cash provided by (used in) financing activities	34,787,188

Net change in cash and cash equivalents	(9,802,028)
Cash and cash equivalents at beginning of the period	9,802,028

Cash and cash equivalents at end of the period	$-

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are an integral part of these financial statements.

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NB Crossroads Private Markets Fund VI LP

Financial Highlights

	For the six months ended September 30, 2021 (Unaudited)	For the year ended March 31, 2021	For the Period February 14, 2020 (Commencement of Operations) Through March 31, 2020
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$853.56	$954.61	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(18.11)	(167.69)	(45.39)
Net realized and change in unrealized gain on investments	130.26	66.64	-
Net increase (decrease) in net assets resulting from operations after incentive carried interest	112.15	(101.05)	(45.39)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-	-	-
NET ASSET VALUE, END OF PERIOD	$965.71	$853.56	$954.61
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	13.14%	(10.59)%	(4.54	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$127,108	$78,638	$4,520
Ratios to Average Partners' Capital - Net Assets: (5), (6)
Expenses	4.47%	11.47%	86.07	%(6)
Net investment loss	(4.47)%	(11.47)%	(86.07	)%(6)

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	19.45%	3.42%	NM

(1)	Selected data for a unit of partnership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Partnership during the period and assumes distributions, if any, were reinvested. The Partnership's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Partnership taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on February 14, 2020 through March 31, 2020. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios include expenses allocated from the Master Fund.
(6)	For the six months ended September 30, 2021, the ratios are annualized. For the period ended February 14, 2020 (Commencement of Operations) through March 31, 2020 the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For period ended March 31, 2021 and 2020, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund VI LP (the “Partnership”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Partnership was organized as a Delaware limited partnership on June 1, 2018. The Partnership commenced operations on February 14, 2020. The Partnership’s term will expire on December 31 following the tenth anniversary from the initial subscription closing date, subject to two one-year extensions which may be approved by the Board of Directors of the Partnership (the “Board” or the “Board of Directors”). Thereafter, the term of the Partnership may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Partnership’s limited partnership agreement (the “LP Agreement”).

The Partnership’s investment objective is to provide attractive risk-adjusted returns. The Partnership pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”). The Master Fund seeks to achieve its investment objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”), including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment” and together with the Portfolio Funds and Secondary Investments, the “Underlying Investments”). None of the Master Fund, the Partnership, or the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund or the Partnership will achieve its investment objective.

The financial statements of the Master Fund, including the Master Fund’s Schedule of Investments, are attached to this report and should be read in conjunction with the Partnership's financial statements. The percentage of the Master Fund’s partners' contributed capital owned by the Partnership at September 30, 2021 was 82.78%.

The Board has overall responsibility to manage and supervise the operations of the Partnership, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the Partnership. The Board exercises the same powers, authority and responsibilities on behalf of the Partnership as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Underlying Investments and to manage the day-to-day operations of the Master Fund.

6

NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

2. Significant Accounting Policies

The Partnership meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Partnership in the preparation of its financial statements.

A. Basis of Accounting

The Partnership’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Partnership are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the Partnership's investment in the Master Fund reflects the Partnership's proportionate interest in the total Partners’ contributed capital of the Master Fund at September 30, 2021. Valuation of the investments held by the Master Fund is discussed in Note 2 of the Master Fund’s financial statements, attached to these financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Partnership’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2021, the Partnership held $5,820,601 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Partnership records its share of the Master Fund’s investment income, expenses, and realized and change in unrealized gains and losses in proportion to the Partnership's aggregate capital commitment to the Master Fund. The Master Fund’s income and expense recognition policies are discussed in Note 2 of the Master Fund’s financial statements, attached to these financial statements.

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NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

F. Income Taxes

The Partnership has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30.  If the Partnership were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Partnership were ineligible to or otherwise unable to cure such failure, the Partnership would be subject to tax on its taxable income at corporate rates, whether or not distributed to Partners, and all distributions out of earnings and profits would be taxable to Partners as ordinary income. In addition, the Partnership could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Partnership intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Partners and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2021, there is no provision for federal income or excise tax within the financial statements.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners' capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Partnership’s investment in the Master Fund for federal income tax purposes is based on amounts reported to the Partnership by the Master Fund. As of September 30, 2021, the cost of the Partnership’s investment in the Master Fund for federal income tax purposes aggregated $102,980,291. The net and gross unrealized appreciation for federal income tax purposes on the Partnership’s investment in the Master Fund was estimated to be $18,889,302. For the tax year ended September 30, 2020 permanent book to tax reclassifications have resulted in an increase to Partners’ distributable earnings of $2,241,325 and a decrease to Partners’ Capital Paid in of $2,241,325.

The Partnership files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Partnership is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2020 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Registered Investment Adviser to determine whether a tax position of the Partnership is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Registered Investment Adviser has reviewed the Partnership’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Partnership’s financial statements for the six months ended September 30, 2021. The Partnership recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2021, the Partnership did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Partnership (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

8

NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

H. Fund Expenses

The Partnership bears its own expenses and, indirectly bears a pro rata portion of the Master Fund’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and Servicing Fees (as defined herein); Independent Directors’ fees (as defined herein); Advisory fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; and registration expenses.

I. Organizational and Offering Costs

Organization and offering costs are cost incidental to the organization, issuing and marketing of interests in a partnership and are non-recurring in nature. The Partnership shall bear its organizational expenses, and expenses relating to the offering and sale of interests only to the extent such expenses when aggregated with those of the Master Fund’s exceed $400,000 as the initial $400,000 shall be borne by the Registered Investment Adviser. In addition, if such aggregated expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Registered Investment Adviser. For the six months ended September 30, 2021, the Master Fund has incurred organizational and offering costs of $1,650 of which $785 was allocated to the Partnership. The Partnership has incurred organizational and offering costs of $9,550.

3. Advisory Fee, Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the Partnership, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.80% following the Master Fund’s commencement of operations through the end of year eight; and then 0.15% for the remaining life of the Master Fund, in each case based on the Master Fund’s invested capital. For the six months ended September 30, 2021, the Master Fund incurred Advisory Fees totaling $472,501, of which $387,519 was allocated to the Partnership.

Distributions from the Master Fund are made in the following priority: First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and then, 7% to the Special Limited Partner (as defined in Note 1 of the Master Fund’s notes to the financial statements), if the Master Fund reaches an allocation of at least 40% of its underlying commitments to Secondary Investments and Co-Investments combined; 6.75% if the Master Fund’s allocation to Secondary Investments and Co-Investments is at least 35% but less than 40%; and 6.5% if the allocation is below 35% of underlying commitments. The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing. Incentive carried interest is accrued based on the net asset value (“NAV”) of the Master Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. At September 30, 2021, there was no accrued Incentive Carried Interest by the Master Fund.

9

NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

In consideration for the services provided under the Placement Agreement, the Partnership pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”) a distribution and servicing fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.75% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Partners’ total capital commitments, determined and accrued as of the last day of each calendar quarter. For the six months ended September 30, 2021, the Partnership incurred Distribution and Servicing Fees totaling $1,284,404.

Pursuant to an Administrative and Accounting Services Agreement, the Partnership retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the Partnership. In consideration for these services, the Partnership pays the Administrator a fixed fee of $10,000 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Partnership. For the six months ended September 30, 2021, the Partnership incurred administration service fees totaling $20,308.

The Board consists of six directors, each of whom is not an “interested person” of the Partnership as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended, the Master Fund incurred $87,500 in Independent Directors’ fees, of which $72,436 was allocated to the Partnership.

4. Capital Commitments from Partners

At September 30, 2021 capital commitments from Partners totaled $312,061,486. Capital contributions received by the Partnership with regard to satisfying Partners’ capital commitments totaled $112,329,635, which represents approximately 36% of committed capital at September 30, 2021.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the six months ended September 30, 2021, the Partnership issued 39,492.87 units.

The net profits or net losses of the Partnership are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

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NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement. As of September 30, 2021, the Partnership has not made any distributions to Partners.

5. Indemnifications

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership’s maximum exposure under these agreements is dependent on future claims that may be made against the Partnership, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Underlying Investment. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their capital commitments to the Partnership, may cause the Master Fund to, in turn, default on its commitment to a Underlying Investment. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

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NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

7. Other Matters

The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity. The impact of the virus may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The fluidity of the situation precludes any prediction as to its ultimate impact, which may have a continued effect on the economic and market conditions. Such conditions, which may be across industries, sectors, or geographies, have impacted and may continue to impact the Master Fund’s portfolio companies.

8. Subsequent Events

The Partnership has evaluated all events subsequent to September 30, 2021, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

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NB Crossroads Private Markets Fund VI LP

Supplemental Information

September 30, 2021 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Partnership’s policies and procedures used to determine how to vote proxies relating to the Partnership’s portfolio securities, as well as information regarding proxy votes cast by the Partnership (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Partnership at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Partnership did not receive any proxy solicitations during the six months ended September 30, 2021.

The Partnership files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Partnership’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

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NB Crossroads Private Markets Fund VI Holdings LP

Financial Statements

(Unaudited)

For the six months ended September 30, 2021

NB Crossroads Private Markets Fund VI Holdings LP

For the six months ended September 30, 2021

NB Crossroads Private Markets Fund VI Holdings LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2021 (Unaudited)

Assets

Investments, at fair value (cost $148,743,884)	$172,980,608
Deferred financing costs	188,156
Prepaid insurance	38,186
Interest receivable	43

Total Assets	$173,206,993

Liabilities

Credit facility payable	$25,000,000
Advisory fees payable	294,246
Due to Affiliate	187,613
Due to investment	333,659
Professional fees payable	76,367
Interest payable	49,722
Administration service fees payable	32,250
Other payables	18,938

Total Liabilities	$25,992,795

Commitments and contingencies (See Note 5)

Partners' Capital - Net Assets	$147,214,198

Partners’ Capital - Net Assets consists of:
Partners’ capital paid-in	$123,913,124
Partners' distributable earnings (loss)	23,301,074

Total Partners' Capital - Net Assets	$147,214,198

Units of Partnership Interests outstanding (unlimited units authorized)	129,244.65
Net Asset Value Per Unit	$1,139.04

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments

As of September 30, 2021 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (31.84%)
BC Partners XI GD - I LP	Primary	07/2021	Europe	$2,482,102	$2,400,000
Boom Co-Invest B, L.P.	Co-Investment	09/2021	North America	4,805,142	4,804,210
Clayton, Dubilier & Rice Fund XI, L.P.	Primary	09/2021	North America	771,440	990,876
Hellman & Friedman Capital Partners X (Parallel), L.P.	Primary	-	North America	15,260	-
KKR Apple Co-Invest L.P.	Co-Investment	09/2021	North America	5,000,000	5,000,000
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	Asia	1,606,324	1,595,314
KKR Oculus Co-Invest L.P.	Co-Investment	11/2020	North America	2,100,000	2,310,000
KKR Redwood Co-Invest L.P.	Co-Investment	07/2020	North America	1,349,413	1,749,257
Magenta Blocker Aggregator LP (F)	Co-Investment	07/2021	North America	2,000,000	1,999,955
NB RR Co-Invest LP	Co-Investment	10/2020-02/2021	North America	4,448,336	5,524,352
Project Stream Co-Invest Fund, L.P.	Co-Investment	-	North America	-	-
RealPage Parent, LP (F)	Co-Investment	04/2021	North America	4,100,000	4,100,000
Silver Lake Partners VI, L.P.	Primary	01/2021-09/2021	North America	3,118,477	3,924,023
Thoma Bravo XIV- A, L.P.	Primary	04/2021-09/2021	North America	4,762,670	4,780,209
TPG Asia VI Digs 1 L.P. (F)	Co-Investment	11/2020	Asia	3,227,764	5,361,652
TPG Jedi CoInvest, L.P.	Co-Investment	07/2020	North America	1,805,102	2,333,357
				41,592,030	46,873,205
Small and Mid-cap Buyout (59.25%)
AAI FG Holdco L.P.	Co-Investment	09/2020	Europe	3,300,000	4,292,131
Advent Global Technology Fund II-C Limited Partnership	Primary	-	North America	-	-
AFC Acquisitions, Inc. (F)	Co-Investment	04/2021-08/2021	North America	2,629,740	2,629,740
Austin Co-Investment, L.P.2 (F)	Co-Investment	03/2021	North America	1,902,290	4,051,955
BC Partners Galileo (1) L.P.	Secondary	07/2021-09/2021	Europe	5,427,099	5,307,537
Charlesbank Equity Fund X, L.P.	Primary	09/2021	North America	2,026,283	2,007,000
CIMI Holdings L.P.	Co-Investment	09/2020	North America	1,700,000	4,564,649
Compass Syndication L.P.	Co-Investment	-	North America	-	-
Crosspoint Capital Fund I, LP	Primary	04/2021-07/2021	North America	2,121,278	2,282,626
EMK Capital Partners II LP	Primary	09/2021	Europe	733,243	835,763
Evidence Co-Invest LP	Co-Investment	12/2020-07/2021	Global	3,905,333	3,959,285
Goldeneye Holdings Parent, LP (F)	Co-Investment	07/2021	North America	1,800,000	1,800,000
Greenbriar Equity Fund V, L.P.	Primary	08/2021	North America	845,631	2,555,170
Highline PPC FT Holdings LLC	Co-Investment	11/2020	North America	2,690,000	2,713,179
Itelyum Co-Investment LP	Co-Investment	09/2021	Europe	5,512,630	5,442,432
JLL MedeAnalytics Co-Invest, L.P.	Co-Investment	11/2020	North America	801,816	795,493
Madison Dearborn Capital Partners VIII-C, L.P.	Primary	04/2021-07/2021	North America	259,170	379,278
New Mountain Partners VI, L.P.	Primary	03/2021-09/2021	North America	1,060,206	1,084,000
Nordic Capital X Alpha, L.P.	Primary	05/2021	Europe	598,589	1,355,090
Oakley Capital IV Co-Investment (B) SCSp	Co-Investment	02/2021	Europe	2,451,705	2,331,599
Oakley Capital IV Co-Investment (C) SCSp	Co-Investment	09/2021	Europe	592,534	584,558
Patriot SPV, L.P.	Secondary	03/2021-07/2021	North America	3,391,535	3,905,210
PPC III-A LP	Primary	03/2021-09/2021	North America	4,855,493	5,820,532
Prime Acquisitions Holdco, LP	Co-Investment	08/2021	North America	5,008,333	4,999,396
Riverside Fund V CF-B, L.P.	Secondary	03/2021-07/2021	North America	3,501,507	4,831,527
SPH Acquisitions, Inc. (F)	Co-Investment	12/2020	North America	1,300,000	1,477,441
Summit Partners Co-Invest (Lions), L.P.	Co-Investment	10/2020	North America	2,560,000	2,548,509
Tailwind TPRC Investor, LP	Co-Investment	01/2021-09/2021	North America	2,274,591	2,780,124
THL HT Parallel SPV, L.P.	Secondary	12/2020-07/2021	North America	3,798,339	6,762,941
Thoma Bravo Discover Fund III-A, L.P.	Primary	06/2021-09/2021	North America	3,782,488	3,720,473
Thomas H. Lee Parallel Fund IX L.P.	Primary	-	North America	171,155	-
VSC Precision Medical LLC (F)	Co-Investment	11/2020	North America	1,400,000	1,400,000
				72,400,988	87,217,638
Special Situations (9.09%)
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	1,220,084	1,210,000
NS KMS Investment LLC	Co-Investment	11/2020	North America	3,100,000	5,871,180
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021	North America	6,300,040	6,300,040
				10,620,124	13,381,220

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments

As of September 30, 2021 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Venture Capital (15.07%)
Blackstone Growth L.P.	Primary	01/2021-08/2021	North America	2,921,501	3,598,760
Blackstone Growth Mario Co-Invest L.P.	Co-Investment	12/2020	North America	2,078,522	2,385,920
Dragoneer Opportunities Offshore Feeder V, L.P.	Primary	01/2021-09/2021	North America	3,608,345	4,141,445
FV Ace Grades Partners, L.P.	Co-Investment	07/2020	Asia	2,222,510	1,012,000
GGV Capital Fund VIII L.P.	Primary	04/2021-09/2021	North America	1,632,000	1,902,256
GGV Capital Fund VIII Plus L.P.	Primary	06/2021-09/2021	North America	240,000	239,943
Meritech Capital Partners VII L.P.	Primary	11/2020-09/2021	North America	1,612,500	1,808,449
Meritech Capital SPV I L.P.	Co-Investment	05/2021	North America	3,000,000	2,992,652
Summit Partners Co-Invest (Optmo), SCSp	Co-Investment	-	Europe	-	-
Summit Partners Venture Capital Fund V-B, L.P.	Primary	05/2021-09/2021	North America	997,259	985,402
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021	North America	2,500,000	3,123,613
				20,812,637	22,190,440
Money Market Fund (2.25%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio				3,318,105	3,318,105
				3,318,105	3,318,105

Total Investments (cost $148,743,884) (117.50%)					172,980,608
Other Assets & Liabilities (Net) (-17.50%)					(25,766,410)
Partners' Capital - Net Assets (100.00%)					$147,214,198

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2021 aggregated $148,743,884. Total fair value of illiquid and restricted securities at
September 30, 2021 was $172,980,608 or 117.50% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP

Statement of Operations

For the six months ended September 30, 2021 (Unaudited)

Investment Income:

Interest income	$310

Total Investment Income	310

Operating Expenses:

Advisory fees	472,501
Legal fees	211,717
Independent Directors' fees	87,500
Interest expense	70,556
Administration service fees	64,500
Professional fees	40,750
Insurance expense	22,887
Other expenses	118,147

Total Operating Expenses	1,088,558

Net Investment Loss	(1,088,248)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	832,457
Net change in unrealized appreciation on investments	18,523,157

Net Realized and Change in Unrealized Gain on Investments	19,355,614

Net Increase in Partners' Capital – Net Assets Resulting from Operations	$18,267,366

The accompanying notes are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund VI Holdings LP

Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2021 (Audited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$350,945,746	$3,544,907	$354,490,653

Partners' capital at April 1, 2020	$2,281,862	$-	$2,281,862
Capital contributions	74,808,997	779,880	75,588,877
Offering costs	(41,679)	(421)	(42,100)
Net investment loss	(1,140,289)	(12,702)	(1,152,991)
Net realized gain on investments	149,122	1,506	150,628
Net change in unrealized appreciation on investments	5,656,431	57,136	5,713,567
Partner's capital at March 31, 2021	$81,714,444	$825,399	$82,539,843

For the six months ended September 30, 2021 (Unaudited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$373,189,746	$3,769,593	$376,959,339

Partners' capital at April 1, 2021	$81,714,444	$825,399	$82,539,843
Capital contributions	45,944,553	464,086	46,408,639
Offering costs	(1,633)	(17)	(1,650)
Net investment loss	(1,077,366)	(10,882)	(1,088,248)
Net realized gain on investments	824,132	8,325	832,457
Net change in unrealized appreciation on investments	18,337,925	185,232	18,523,157
Partners' capital at September 30, 2021	$145,742,055	$1,472,143	$147,214,198

The accompanying notes are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund VI Holdings LP

Statement of Cash Flows

For the six months ended September 30, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$18,267,366
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Purchases of investments	(81,405,370)
Proceeds received from investments	1,437,155
Reclassification to short term investment	(3,318,105)
Offering costs	(1,650)
Net realized gain on investments	(832,457)
Net change in unrealized (appreciation) depreciation on investments	(18,523,157)
Changes in assets and liabilities related to operations
(Increase) decrease in deferred financing costs	53,970
(Increase) decrease in prepaid insurance	(20,943)
(Increase) decrease in interest receivable	67
Increase (decrease) in advisory fees payable	167,268
Increase (decrease) in due to Affiliate	142,826
Increase (decrease) in professional fees payable	21,492
Increase (decrease) in interest payable	49,722
Increase (decrease) in administration service fees payable	(7,300)
Increase (decrease) in legal fees payable	(43,318)
Increase (decrease) in commitment fee payable	(21,058)
Increase (decrease) in other payables	18,050

Net cash provided by (used in) operating activities	(84,015,442)

CASH FLOWS FROM FINANCING ACTIVITIES

Borrowings from credit facility	25,000,000
Contributions from Partners	46,408,639

Net cash provided by (used in) financing activities	71,408,639

Net change in cash and cash equivalents	(12,606,803)
Cash and cash equivalents at beginning of the period	12,606,803

Cash and cash equivalents at end of the period	$-

The accompanying notes are an integral part of these financial statements.

6

NB Crossroads Private Markets Fund VI Holdings LP

Financial Highlights

	For the six months ended September 30, 2021 (Unaudited)	For the year ended March 31, 2021	For the Period February 14, 2020 (Commencement of Operations) Through March 31, 2020
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$986.24	$951.15	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(8.98)	(55.63)	(48.85)
Net realized and change in unrealized gain on investments	161.78	90.72	-
Net increase (decrease) in net assets resulting from operations	152.80	35.09	(48.85)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-	-	-
NET ASSET VALUE, END OF PERIOD	$1,139.04	$986.24	$951.15
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	15.49%	3.69%	(4.89	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$147,214	$82,540	$2,282
Ratios to Average Partners' Capital - Net Assets: (5), (7)
Expenses excluding incentive carried interest	1.82%	4.16%	56.10%
Net change in incentive carried interest	-	-	-
Expenses including incentive carried interest	1.82%	4.16%	56.10%
Net investment loss excluding incentive carried interest	(1.82)%	(4.16)%	(56.10)%
Portfolio Turnover Rate (6)	(1.45)%	(0.69)%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return (8)	30.50%	17.38%	NM

(1)	Selected data for a unit of Master Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Master Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on February 14, 2020 through March 31, 2020. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Master Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Underlying Investments.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	For the six months ended September 30, 2021, the ratios are annualized. For the period February 14, 2020 (Commencement of Operations) through March 31, 2020, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the periods ended March 31, 2021 and 2020, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

7

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Master Fund was organized as a Delaware limited partnership on June 1, 2018. The Master Fund commenced operations on February 14, 2020. The Master Fund’s term will expire on December 31 following the tenth anniversary from the initial subscription closing date, subject to two one-year extensions which may be approved by the Board of Directors of the Master Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the Master Fund may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Master Fund’s limited partnership agreement (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive risk adjusted returns. The Master Fund seeks to achieve its investment objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”), including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment” and together with the Portfolio Funds and Secondary Investments, the “Underlying Investments”). Neither the Master Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund VI LP (the “LP Fund”) and NB Crossroads Private Markets Fund VI Advisory LP (the “Advisory Fund” and together with the LP Fund, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their assets in the Master Fund. Each Feeder Fund is a Delaware limited partnership that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Feeder Funds have the same investment objective and substantially the same investment policies as the Master Fund.

The Board has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Underlying Investments and to manage the day-to-day operations of the Master Fund.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as partners of the Master Fund (“Partners”).  As of September 30, 2021, the LP Fund’s and Advisory Fund’s ownership of the Master Fund’s Partners’ contributed capital was 82.78% and 16.22%, respectively, with a NB affiliate (the “Special Limited Partner’) (who is also a Partner of the Master Fund) percentage ownership of the Master Fund’s Partners’ contributed capital being 1%.

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the Underlying Investment. To the extent ASC 820 is applicable to an Underlying Investment, the Sub-Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

FASB ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of September 30, 2021.

	Level 1	Level 2	Level 3	Net Asset Value	Total

Assets:
Large-cap Buyout	$-	$-	$11,461,607	$35,411,598	$46,873,205
Small and Mid-cap Buyout	-	-	11,359,136	75,858,502	87,217,638
Special Situations	-	-	-	13,381,220	13,381,220
Venture	-	-	-	22,190,440	22,190,440
Money Market Fund	3,318,105	-	-	-	3,318,105
Total	$3,318,105	$-	$22,820,743	$146,841,760	$172,980,608

Significant Unobservable Inputs

As of September 30, 2021, the Master Fund had investments valued at $172,980,608. The fair value of investments valued at $146,841,760 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2021.

			Unobservable Inputs
Investments	Fair Value 09/30/21	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$11,461,607	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Small and Mid-cap Buyout	5,829,740	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Small and Mid-cap Buyout	5,529,396	Market Approach	LTM EBITDA	10.9x - 13.4x	11.6x
Total	$22,820,743

1 Inputs weighted based on fair value of investments in range.

During the six months ended September 30, 2021, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$10,529,740	$(321,024)

During the six months ended September 30, 2021 unrealized appreciation and realized gains from Level 3 investments were $4,015,462 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2021.

The estimated remaining life of the Master Fund’s Portfolio Funds as of September 30, 2021 is one to ten years, with the possibility of extensions by each of the Underlying Investments.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2021, the Master Fund held $3,318,105, in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Underlying Investments based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Master Fund’s change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Underlying Investments. The Master Fund may also recognize realized losses based upon information received from the Underlying Investment managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Underlying Investment.

The Underlying Investments may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of an Underlying Investment, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

F. Income Taxes

The Master Fund has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30.  If the Master Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Master Fund were ineligible to or otherwise unable to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Partners, and all distributions out of earnings and profits would be taxable to Partners as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Master Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Partners and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2021 there is no provision for federal income or excise tax within the financial statements.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners' capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.  The cost of the Underlying Investments for federal income tax purposes is based on amounts reported to the Master Fund on Schedule K-1 from the Underlying Investments. As of September 30, 2021, the estimated cost of the investments for federal income tax purposes aggregated $148,743,884. The net unrealized appreciation for federal income tax purposes was estimated to be $24,236,724. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $30,345,455 and $6,108,731, respectively. For the tax year ended September 30, 2021, permanent book to tax reclassifications have resulted in an increase to Partners' distributable earnings of $483,458 and a decrease to Partners' Capital Paid in of $483,458.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2020 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Registered Investment Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Registered Investment Adviser has reviewed the Master Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Master Fund’s financial statements for the six months ended September 30, 2021. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2021, the Master Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Underlying Investments

Each Underlying Investment will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Underlying Investments. These fees are reflected in the valuations of the Underlying Investments and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

I. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Directors’ fees (as defined herein); and expenses of meetings of the Board.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

J. Organizational and Offering Costs

Organization and offering costs are costs incidental to the organization, issuing and marketing of interests in a partnership and are non-recurring in nature. The Master Fund shall bear its organizational expenses, and expenses relating to the offering and sale of interests only to the extent such expenses when aggregated with those of the Master Fund’s feeder funds exceed $400,000, as the initial $400,000 shall be borne by the Registered Investment Adviser. In addition, if such aggregated expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Registered Investment Adviser. For the six months ended September 30, 2021, the Master Fund has incurred organizational and offering costs of $1,650.

K. Foreign Currency Translation

The Master Fund has foreign investments which require the Master Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Master Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.80% following the Master Fund’s commencement of operations through the end of year eight; and then 0.15% for the remaining life of the Master Fund, in each case based on the Master Fund’s invested capital. For the six months ended September 30, 2021 the Master Fund incurred Advisory Fees totaling $472,501.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Master Fund. For the six months ended September 30, 2021, the Master Fund incurred administration service fees totaling $64,500.

The Board consists of six directors, each of whom is not an “interested person” of the Master Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2021, the Master Fund incurred $87,500 in Independent Directors’ fees.

4. Capital Commitments from Partners

At September 30, 2021, capital commitments from Partners totaled $376,959,339. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $124,396,582, which represents approximately 33.0% of committed capital at September 30, 2021.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2021, the Master Fund issued 45,553.58 units.

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund’s LP Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement. As of September 30, 2021, the Master Fund has not made any distributions to Partners. Distributions from the Master Fund are made in the following priority:

(a) First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, 7% to the Special Limited Partner (as defined in Note 1), if the Master Fund reaches an allocation of at least 40% of its total capital commitments entered into with respect to Portfolio Funds and Co-Investments (“Underlying Commitments”) to Secondary Investments and Co-Investments combined; 6.75% if the Master Fund’s allocation to Secondary Investments and Co-Investments is at least 35% but less than 40% of Underlying Commitments; and 6.5% if the allocation is below 35% of Underlying Commitments. The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

Incentive carried interest is accrued based on the NAV of the Feeder Funds at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Partners’ Capital – Net Assets discloses the amount payable and paid to the Special Limited Partner in the period in which it occurs. At September 30, 2021, there was no accrued Incentive Carried Interest.

5. Capital Commitments of the Master Fund to Investments

As of September 30, 2021, the Master Fund had total capital commitments of $297,565,546 to the investments with remaining unfunded commitments to the investments totaling $152,501,571 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	34,814,981
Small and Mid-cap Buyout	94,746,970
Special Situations	699,960
Venture	22,239,660
Total	$152,501,571

6. Description of the Investments

Due to the nature of the Underlying Investments, the Master Fund generally cannot liquidate its positions in the investments except through distributions from the Underlying Investments, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

7. Line of Credit

The Master Fund entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated July 1, 2020, under which the Master Fund can borrow an aggregate principal amount of $25,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit is secured by the Master Fund’s unfunded Partners’ capital commitments. The Credit Agreement has a maturity date of June 30, 2023.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

As of September 30, 2021, there is outstanding principal of $25,000,000 owed to the bank by the Master Fund. Interest is charged on the outstanding principal amount at a rate per annum that is the aggregate of the applicable margin and London Interbank Offered Rate (“LIBOR”). Additionally, a commitment fee is charged on the daily unused portion. During the six months ended September 30, 2021, the Master Fund had an average outstanding principal of $6,251,889, with a average interest rate of 5.0%. During the period, the Master Fund incurred $70,556 of interest expense, as presented in the Statement of Operations. In relation to entering the Credit Agreement, the Master Fund incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of the loan. For the six months ended September 30, 2021, the Master Fund expensed $53,970 of Financing Costs as shown in the Statement of Operations.

8. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Master Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Underlying Investment. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to a Underlying Investment. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Other Matters

The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity. The impact of the virus may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The fluidity of the situation precludes any prediction as to its ultimate impact, which may have a continued effect on the economic and market conditions. Such conditions, which may be across industries, sectors, or geographies, have impacted and may continue to impact the Master Fund’s portfolio companies.

11. Subsequent Events

The Master Fund has evaluated all events subsequent to September 30, 2021, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund VI Holdings LP

Supplemental Information

September 30, 2021 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the six months ended September 30, 2021.

The Master Fund files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Master Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund VI Holdings LP

Advisory and Sub-Advisory Agreement Approval

September 30, 2021 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of Directors (the "Board") of NB Crossroads Private Markets Fund VI Holdings LP (the "Master Fund") considered the approval of the Investment Advisory Agreement between the Master Fund and Neuberger Berman Investment Advisers LLC ("NBIA") and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NB Alternatives Advisers LLC ("NBAA" and, together with NBIA, "Neuberger Berman"), at an executive session of the Independent Directors held on July 15, 2021 and a Board meeting held on July 26, 2021. The Board is comprised solely of Independent Directors, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Directors were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that as the Master Fund is still in a commitment period, economies of scale were not a significant factor for the Master Fund. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including any distribution and service fee payable by the Master Funds' feeder funds, NB Crossroads Private Markets Fund VI LP and NB Crossroads Private Markets Fund VI Advisory LP, to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

NB Crossroads Private Markets Fund VI Holdings LP

Advisory and Sub-Advisory Agreement Approval

September 30, 2021 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Directors, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of September 30, 2021:

Neuberger Berman Private Equity’s PIPCO investment team is responsible for the day-to-day management of the Fund and serves as the day-to-day interface with the members of the Private Investment Portfolio and Co-Investment Investment Committee (the “Investment Committee”), which serve as the Fund’s Portfolio Fund Managers. The Investment Committee and other senior private equity investment personnel also have responsibility for managing private equity investments made on behalf of third-party investors, sourcing new investment opportunities, performing due diligence on all new investment opportunities and monitoring existing investments.

Since the Registrant’s most recent annual report on Form N-CSR, Elizabeth Traxler was added as a member of the Investment Committee. The information below is with respect to Elizabeth Traxler, who joined the Investment Committee effective August 2021.

Elizabeth Traxler is a Managing Director of Neuberger Berman and a senior member of the Private Investment Portfolios & Co-Investments team. She is also a member of the Private Investment Portfolios, Co-investments and the Secondary Investment Committees. Prior to joining Neuberger Berman in 2008, Ms. Traxler was at Wachovia Capital Partners (now known as Pamlico Capital), where she focused on making direct growth equity and buyout investments across a broad range of industries. Ms. Traxler also worked at Wachovia Securities in the Leveraged Capital Group, which provided senior and mezzanine debt for private equity-backed transactions. She is currently a Board Observer for several private companies and Advisory Board member for a number of private equity funds. Ms. Traxler received an M.B.A. from the Kellogg School of Management at Northwestern University and a B.A., cum laude, in Economics from Vanderbilt University.

Other Accounts Managed as of September 30, 2021:

The following tables set forth information about funds and accounts other than the Registrant for which Elizabeth Traxler, as a member of the Investment Committee, is primarily responsible for the day-to-day portfolio management as of September 30, 2021. Registered investment companies in a “master-feeder” structure are counted as one investment company for purposes for determining the number of accounts managed.

Elizabeth Traxler

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
7	$1,371,214,891	29	$20,341,123,051	104	$30,888,628,364

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance- Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
7	$1,371,214,891	29	$20,341,123,051	104	$30,888,628,364

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has policies that seek to allocate opportunities on a fair and equitable basis, taking into consideration the investment objectives and strategies and any legal, tax or regulatory considerations.

Compensation Structure of Portfolio Manager(s) or Management Team Members - As of September 30, 2021:

Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for the Fund’s Portfolio Management Team consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation for a portfolio manager is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

The terms of our long-term retention incentives are as follows:

• Employee-Owned Equity. Certain employees (i.e., senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel. In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

• Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.

• Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

Disclosure of Securities Ownership

As of September 30, 2021, Elizabeth Traxler did not own any interest in the Registrant.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the fiscal period ended September 30, 2021.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2021.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund VI LP

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: December 9, 2021

By	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 9, 2021